Other gains/(losses) (Details Narrative) - USD ($) $ in Thousands			1 Months Ended	6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 01, 2021	Feb. 28, 2021	Dec. 31, 2023		Dec. 31, 2022 [1]	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Other gains/(losses)					[1]	$ 26	$ 30	$ (13)	$ 769
Intangible assets	$ 46,945			42,906			42,175	39,577	46,945
Other gains/(losses)					[1]	$ (26)	(30)	13	(769)
ISS joint venture [member]
IfrsStatementLineItems [Line Items]
Other gains/(losses)									7,848
Other gains/(losses)									$ (7,848)
Equity interests acquired	50.00%								50.00%
Total consideration	$ 5,400								$ 5,400
Identifiable assets acquired liabilities assumed	13,200								13,200
Gain on bargin purchase	$ 7,800
Discontinued Solar Development Projects In Iss Joint Venture [Member]
IfrsStatementLineItems [Line Items]
Other gains/(losses)									(6,950)
Other gains/(losses)									$ 6,950
Yoogali Solar Farm Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		50.00%
Other gains/(losses)		$ 200
Intangible assets		200
Other gains/(losses)		$ (200)
Daisy Hill Solar Farm Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Other gains/(losses)			$ 100
Other gains/(losses)			$ (100)

[1]	Financials for continuing operations for both six months ended December 31, 2023, and six months ended December 31, 2022, up to the “Loss from continuing operations” line and for earnings per share.